Schedule of changes in refundable tax credits and government grants receivable (Details) - CAD ($)	6 Months Ended	12 Months Ended
	Aug. 31, 2026	Feb. 28, 2026
Notes and other explanatory information [abstract]
Tax credits/grants receivable, beginning of the period	$ 2,209,996	$ 1,244,955
Mining tax credits accrued	536,388	1,799,625
Grants accrued	2,196,510	412,871
Tax credits received		(1,244,955)
Grants received	(1,143,525)	(2,500)
Tax credits/grants receivable, end of the period	$ 3,799,369	$ 2,209,996